OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY	12 Months Ended
Mar. 31, 2026
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY

14. OFFICE LEASE – RIGHT OF USE ASSET AND LEASE LIABILITY

The Company subleases corporate offices in Vancouver, BC, from HDSI under a lease agreement dated May 1, 2021, and the lease expires on April 29, 2026. On May 1, 2026, the lease agreement was renewed for another 5-year term expiring on April 30, 2031.

Right-of-use asset

A summary of the changes in the right-of-use asset for the twelve months ended March 31, 2026 is as follows:

Right-of-use-asset	($)
Balance at March 31, 2024	42,033
Amortization	(20,175)
Balance at March 31, 2025	21,858
Amortization	(20,177)
Balance at March 31, 2026	1,681

Lease liability

On May 1, 2021, the Company entered into the lease agreement, which resulted in the lease liability of $100,877 (undiscounted value of $134,766, discount rate used was 12.00%). This liability represents the monthly lease payment from May 1, 2021 to April 29, 2026, the end of the lease term less abatement granted by HDSI.

A summary of changes in the lease liability during the year ended March 31, 2026 are as follows:

Lease liability	($)
Balance at March 31, 2025	28,764
Lease payment – base rent portion	(28,165)
Lease liability – accretion expense	1,748
Balance at March 31, 2026	2,347
Current portion	2,347
Long-term portion	–

The following is a schedule of the Company’s future lease payments (base rent portion) under the lease obligations:

Future lease payments (base rent portion only)	($)
Fiscal 2027 (April 1, 2026 to April 29, 2027)	2,347
Total undiscounted lease payments	2,347
Less: imputed interest	–
Lease liability as at March 31, 2026	2,347